Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000241458 [Member]
Shareholder Report [Line Items]
Fund Name	MKAM ETF
Class Name	MKAM ETF
Trading Symbol	MKAM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the MKAM ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://mkametf.com/mkametf/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://mkametf.com/mkametf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://mkametf.com/mkametf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 7.45% for the Period and underperformed the S&P 500, which returned 17.80%. These results were achieved as the Fund’s exposure to the S&P 500 oscillated between 0% and 50% in the Period.

In a continuation of the prior period, tariffs were a dominant market theme in April of 2025. On April 2, 2025, widescale new tariffs were announced as part of “Liberation Day.”

Following the announcement, the S&P 500 declined by -12.12% between the market close on April 2nd and April 8th, 2025. MKAM declined by a more modest -1.77% in the same period due to its equity exposure.

Following the market decline, many tariffs were paused or reduced. A robust rally ensued, turning the Fund’s reduced market exposure from an asset into a liability.
At the end of the Period, the Fund was approximately invested 32% in the S&P 500 through the iShares Core S&P 500 ETF (IVV) and approximately 68% in short-term U.S. Treasury Bills.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (4/11/2023)
MKAM ETF - NAV	7.45%	8.96%
S&P 500 Index	17.80%	18.49%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://mkametf.com/ for more recent performance information.

Performance Inception Date	Apr. 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://mkametf.com/ for more recent performance information.
Net Assets	$ 12,327,847
Holdings Count | holding	6
Advisory Fees Paid, Amount	$ 48,341
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$12,327,847	Portfolio Turnover Rate*	83%
# of Portfolio Holdings	6	Advisory Fees Paid	$48,341
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET ALLOCATION (as a % of Net Assets)
Exchange Traded Funds	86.1%
U.S. Treasury Securities	13.7%
Cash and Cash Equivalents	0.2%

TOP HOLDINGS (as a % of Net Assets)
iShares 0-3 Month Treasury Bond ETF	53.8%
iShares Core S&P 500 ETF	32.3%
United States Treasury Note/Bond, 0.63%, 07/31/2026	10.3%
United States Treasury Note/Bond, 3.75%, 06/30/2027	3.0%
United States Treasury Note/Bond, 3.38%, 11/30/2027	0.4%